UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

    BlackRock Tactical Opportunities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class C, (LIBOR USD 3 Month + 3.20%), 4.36%, 01/10/39(a)(b)(c)	USD	162	$—

Total Asset-Backed Securities — 0.0% (Cost: $159,507)			—

Security		Shares

Common Stocks — 56.2%

Aerospace & Defense — 0.8%
Airbus SE		3,416	325,681
BAE Systems plc		72,326	423,024
Boeing Co. (The)		3,325	1,072,312
Bombardier, Inc., Class B(d)		29,598	44,011
CAE, Inc.		28,865	530,488
Dassault Aviation SA		857	1,188,108
Harris Corp.		615	82,810
Huntington Ingalls Industries, Inc.		1,531	291,365
Lockheed Martin Corp.		678	177,527
Northrop Grumman Corp.		1,024	250,778
Raytheon Co.		1,660	254,561
Singapore Technologies Engineering Ltd.		123,000	315,310
Spirit AeroSystems Holdings, Inc., Class A		4,395	316,836
TransDigm Group, Inc.(d)		232	78,894

			5,351,705

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.		2,713	228,136
Expeditors International of Washington, Inc.		22,500	1,532,025
United Parcel Service, Inc., Class B		6,392	623,412

			2,383,573

Airlines — 0.5%
American Airlines Group, Inc.		15,224	488,843
Delta Air Lines, Inc.		3,510	175,149
Deutsche Lufthansa AG (Registered)		33,130	748,193
Japan Airlines Co. Ltd.		200	7,088
Southwest Airlines Co.		21,079	979,752
United Continental Holdings, Inc.(d)		10,785	903,028

			3,302,053

Auto Components — 0.0%
Bridgestone Corp.		7,500	287,744

Automobiles — 0.6%
Bayerische Motoren Werke AG		6,749	547,379
Daimler AG (Registered)		11,796	621,825
Ferrari NV		667	66,369
Fiat Chrysler Automobiles NV(d)		21,523	310,326
Honda Motor Co. Ltd.		8,500	223,933
Peugeot SA		11,327	241,580
Subaru Corp.		15,100	322,587
Suzuki Motor Corp.		4,600	231,893
Toyota Motor Corp.		16,500	955,129
Volkswagen AG		1,161	185,730

			3,706,751

Banks — 4.4%
ABN AMRO Group NV, CVA(c)		3,507	82,526

Security	Shares	Value

Banks (continued)
AIB Group plc	107,129	$451,732
Australia & New Zealand Banking Group Ltd.	27,747	479,432
Banco Bilbao Vizcaya Argentaria SA	217,140	1,153,408
Banco de Sabadell SA	96,347	110,242
Banco Santander SA	253,921	1,153,054
Bank Leumi Le-Israel BM	16,001	96,726
Bank of America Corp.	99,676	2,456,017
Bank of Ireland Group plc	107,889	600,049
Bankinter SA	48,035	385,438
Barclays plc	137,158	262,420
BB&T Corp.	8,283	358,820
BOC Hong Kong Holdings Ltd.	30,500	113,208
CaixaBank SA	187,901	680,471
CIT Group, Inc.	6,035	230,959
Citigroup, Inc.	20,773	1,081,442
Citizens Financial Group, Inc.	8,882	264,062
Commonwealth Bank of Australia	12,107	617,550
DBS Group Holdings Ltd.	18,900	328,668
DNB ASA	4,418	70,916
Fifth Third Bancorp	11,341	266,854
Hang Seng Bank Ltd.	7,500	168,009
HSBC Holdings plc	308,825	2,547,725
ING Groep NV	64,747	696,458
JPMorgan Chase & Co.	33,257	3,246,548
KeyCorp	529	7,819
M&T Bank Corp.	459	65,697
Mitsubishi UFJ Financial Group, Inc.	110,400	541,805
Mizuho Financial Group, Inc.	206,900	320,123
Nordea Bank AB	32,511	273,684
Oversea-Chinese Banking Corp. Ltd.	33,100	273,790
Regions Financial Corp.	13,608	182,075
Royal Bank of Canada	7,055	482,874
Royal Bank of Scotland Group plc	146,753	407,101
Skandinaviska Enskilda Banken AB, Class A	52,787	513,137
Standard Chartered plc	69,265	538,305
Sumitomo Mitsui Financial Group, Inc.	21,000	692,266
Sumitomo Mitsui Trust Holdings, Inc.	2,700	98,326
SunTrust Banks, Inc.	6,552	330,483
SVB Financial Group(d)	308	58,495
Svenska Handelsbanken AB, Class A	14,801	164,671
Swedbank AB, Class A	21,325	476,639
Toronto-Dominion Bank (The)	12,885	640,475
UniCredit SpA	24,872	281,723
United Overseas Bank Ltd.	14,100	255,069
US Bancorp	17,713	809,484
Wells Fargo & Co.	48,772	2,247,414
Westpac Banking Corp.	20,583	363,700

		27,927,889

Beverages — 0.8%
Asahi Group Holdings Ltd.	1,300	50,380
Carlsberg A/S, Class B	1,609	171,164
Coca-Cola Co. (The)	794	37,596
Coca-Cola European Partners plc	7,209	330,533
Constellation Brands, Inc., Class A	256	41,170
Diageo plc	23,202	829,110

1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Heineken Holding NV	5,543	$468,309
Heineken NV	4,323	382,096
Kirin Holdings Co. Ltd.	11,100	231,452
Molson Coors Brewing Co., Class B	1,660	93,226
Monster Beverage Corp.(d)	4,900	241,178
PepsiCo, Inc.	11,726	1,295,488
Pernod Ricard SA	3,716	609,872
Treasury Wine Estates Ltd.	38,547	401,960

		5,183,534

Biotechnology — 1.7%
AbbVie, Inc.	23,081	2,127,837
Alexion Pharmaceuticals, Inc.(d)	827	80,517
Alkermes plc(d)	628	18,532
Amgen, Inc.	12,102	2,355,896
BeiGene Ltd., ADR(d)	551	77,283
Biogen, Inc.(d)	3,400	1,023,128
Celgene Corp.(d)	13,503	865,407
CSL Ltd.	9,198	1,201,424
Genmab A/S(d)	680	111,806
Gilead Sciences, Inc.	20,254	1,266,888
Incyte Corp.(d)	1,750	111,283
Regeneron Pharmaceuticals, Inc.(d)	729	272,282
Shire plc	10,521	612,192
United Therapeutics Corp.(d)	1,998	217,582
Vertex Pharmaceuticals, Inc.(d)	4,503	746,192

		11,088,249

Capital Markets — 1.1%
Ameriprise Financial, Inc.	6,251	652,417
Bank of New York Mellon Corp. (The)	1,322	62,227
Brookfield Asset Management, Inc., Class A	14,466	554,396
Charles Schwab Corp. (The)	14,499	602,143
CME Group, Inc.	4,227	795,183
Credit Suisse Group AG (Registered)(d)	31,763	347,223
Deutsche Bank AG (Registered)	18,642	148,673
E*TRADE Financial Corp.(d)	4,796	210,448
Goldman Sachs Group, Inc. (The)	2,692	449,699
Hargreaves Lansdown plc	1,512	35,660
Hong Kong Exchanges & Clearing Ltd.	12,500	361,357
Investec plc	17,667	99,319
Japan Exchange Group, Inc.	1,700	27,421
Moody’s Corp.	488	68,340
Morgan Stanley	13,604	539,399
MSCI, Inc.	1,562	230,286
S&P Global, Inc.	4,758	808,575
SBI Holdings, Inc.	1,600	31,203
SEI Investments Co.	666	30,769
Singapore Exchange Ltd.	8,500	44,547
St James’s Place plc	1,104	13,296
TD Ameritrade Holding Corp.	4,404	215,620
UBS Group AG (Registered)(d)	30,706	383,003

		6,711,204

Chemicals — 3.5%
Air Water, Inc.	21,600	325,539
Albemarle Corp.	11,716	902,952
Arkema SA	2,471	212,131
Asahi Kasei Corp.	51,800	531,643
Axalta Coating Systems Ltd.(d)	5,336	124,969
BASF SE	14,815	1,031,919
CF Industries Holdings, Inc.	13,822	601,395
Chr Hansen Holding A/S	1,714	152,146

Security	Shares	Value

Chemicals (continued)
Covestro AG(c)	10,245	$507,379
Daicel Corp.	24,900	255,614
DowDuPont, Inc.	44,171	2,362,265
Eastman Chemical Co.	5,969	436,394
Ecolab, Inc.	6,256	921,822
Evonik Industries AG	36,998	923,514
FMC Corp.	3,393	250,946
Hitachi Chemical Co. Ltd.	3,500	52,653
Incitec Pivot Ltd.	282,580	653,192
International Flavors & Fragrances, Inc.	964	128,776
Israel Chemicals Ltd.	13,183	74,960
JSR Corp.	2,300	34,524
Kaneka Corp.	6,500	232,780
Kansai Paint Co. Ltd.	17,200	330,366
Kuraray Co. Ltd.	5,100	71,729
Linde plc	11,301	1,763,408
LyondellBasell Industries NV, Class A	180	14,969
Methanex Corp.	1,072	51,558
Mitsubishi Chemical Holdings Corp.	88,700	670,125
Mitsubishi Gas Chemical Co., Inc.	20,000	299,592
Mitsui Chemicals, Inc.	19,800	447,009
Mosaic Co. (The)	10,414	304,193
Nitto Denko Corp.	500	25,077
Novozymes A/S, Class B	9,609	429,353
Nutrien Ltd.	35,030	1,645,271
PPG Industries, Inc.	6,353	649,467
Sherwin-Williams Co. (The)	4,259	1,675,746
Shin-Etsu Chemical Co. Ltd.	8,300	637,713
Showa Denko KK	9,400	279,128
Sumitomo Chemical Co. Ltd.	70,600	341,896
Symrise AG	1,554	115,141
Taiyo Nippon Sanso Corp.	12,400	201,585
Teijin Ltd.	26,000	414,958
Toray Industries, Inc.	28,600	202,205
Tosoh Corp.	33,100	429,344
Westlake Chemical Corp.	615	40,695
Yara International ASA	21,407	825,226

		22,583,267

Commercial Services & Supplies — 0.3%
Cintas Corp.	7,084	1,190,041
Copart, Inc.(d)	10,623	507,567
ISS A/S	7,820	218,935
Rollins, Inc.	361	13,032
Waste Management, Inc.	2,550	226,925

		2,156,500

Communications Equipment — 0.2%
Nokia OYJ	55,826	324,077
Telefonaktiebolaget LM Ericsson, Class B	75,264	666,234

		990,311

Construction & Engineering — 0.1%
CIMIC Group Ltd.	1,563	47,796
HOCHTIEF AG	225	30,387
Kajima Corp.	24,800	333,141
Obayashi Corp.	17,700	160,272
Shimizu Corp.	10,300	83,790
Taisei Corp.	5,300	226,991
WSP Global, Inc.	513	22,046

		904,423

Construction Materials — 0.2%
Boral Ltd.	73,075	254,302

2

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
CRH plc	1,796	$47,570
Fletcher Building Ltd.	3,728	12,211
HeidelbergCement AG	1,131	69,328
James Hardie Industries plc, CDI	11,431	124,538
LafargeHolcim Ltd. (Registered)(d)	19,889	820,791
Taiheiyo Cement Corp.	7,600	233,892

		1,562,632

Consumer Finance — 0.5%
Ally Financial, Inc.	17,268	391,293
American Express Co.	15,629	1,489,756
Capital One Financial Corp.	8,145	615,680
Discover Financial Services	8,321	490,773
Synchrony Financial	16,398	384,697

		3,372,199

Containers & Packaging — 0.5%
Amcor Ltd.	73,075	682,334
Ball Corp.	5,528	254,177
CCL Industries, Inc., Class B	5,372	196,984
International Paper Co.	27,118	1,094,483
Packaging Corp. of America	7,165	597,991
Sealed Air Corp.	1,965	68,461
WestRock Co.	3,398	128,308

		3,022,738

Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,287	58,021

Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.	2,509	41,725
Berkshire Hathaway, Inc., Class B(d)	12,813	2,616,158
EXOR NV	1,421	77,142
Groupe Bruxelles Lambert SA	9,363	815,917
Investor AB, Class B	3,513	149,283
L E Lundbergforetagen AB, Class B	598	17,660
ORIX Corp.	68,300	997,994
Standard Life Aberdeen plc	23,251	76,132
Voya Financial, Inc.	10,218	410,150

		5,202,161

Electric Utilities — 0.5%
American Electric Power Co., Inc.	3,850	287,749
Chubu Electric Power Co., Inc.	12,300	174,776
CK Infrastructure Holdings Ltd.	5,000	37,839
CLP Holdings Ltd.	25,000	282,522
Duke Energy Corp.	4,231	365,135
Edison International	785	44,564
Electricite de France SA	754	11,933
Entergy Corp.	2,303	198,219
Exelon Corp.	8,858	399,496
FirstEnergy Corp.	2,050	76,977
Fortum OYJ	426	9,325
Kansai Electric Power Co., Inc. (The)	21,700	325,429
Kyushu Electric Power Co., Inc.	700	8,335
Longview Energy Co. (Acquired 08/13/04, cost $48,000)(b)(d)(e)	3,200	6,432
NextEra Energy, Inc.	1,567	272,376
PG&E Corp.(d)	3,969	94,264
Power Assets Holdings Ltd.	10,500	72,948
PPL Corp.	284	8,046
Southern Co. (The)	4,678	205,458
Tokyo Electric Power Co. Holdings, Inc.(d)	25,700	152,659

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy, Inc.	2,343	$115,440

		3,149,922

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	3,727	301,962
CDW Corp.	15,259	1,236,742
Hitachi Ltd.	29,300	776,750
Keyence Corp.	600	303,268
Kyocera Corp.	1,600	79,976

		2,698,698

Energy Equipment & Services — 0.1%
Halliburton Co.	8,705	231,379
Tenaris SA	7,797	83,800

		315,179

Entertainment — 0.5%
Netflix, Inc.(d)	3,890	1,041,197
Nintendo Co. Ltd.	800	212,431
Twenty-First Century Fox, Inc., Class A	8,379	403,197
Twenty-First Century Fox, Inc., Class B	8,061	385,155
Viacom, Inc., Class B	4,248	109,174
Walt Disney Co. (The)	11,820	1,296,063

		3,447,217

Equity Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	1,381	218,460
Ascendas Real Estate Investment Trust	87,700	165,507
AvalonBay Communities, Inc.	2,596	451,834
Boston Properties, Inc.	3,366	378,843
Brookfield Property REIT, Inc., Class A	22,412	360,833
Camden Property Trust	697	61,371
CapitaLand Commercial Trust	63,100	81,047
CapitaLand Mall Trust	83,700	138,799
Crown Castle International Corp.	4,696	510,127
Dexus	10,679	79,928
Duke Realty Corp.	6,249	161,849
Equity Residential	10,796	712,644
Essex Property Trust, Inc.	476	116,720
Extra Space Storage, Inc.	205	18,548
Federal Realty Investment Trust	231	27,267
GPT Group (The)	18,949	71,306
H&R REIT	4,009	60,640
HCP, Inc.	13,766	384,484
Host Hotels & Resorts, Inc.	27,579	459,742
Kimco Realty Corp.	12,470	182,686
Liberty Property Trust	3,338	139,796
Link REIT	14,000	141,928
Macerich Co. (The)	3,188	137,977
Mirvac Group	39,570	62,494
Public Storage	5,255	1,063,665
SBA Communications Corp.(d)	3,413	552,531
Scentre Group	55,822	153,464
Simon Property Group, Inc.	7,804	1,310,994
SL Green Realty Corp.	3,950	312,366
Stockland	25,446	63,126
UDR, Inc.	3,973	157,410
Ventas, Inc.	2,980	174,598
VEREIT, Inc.	20,537	146,840
Vornado Realty Trust	5,910	366,597
Weyerhaeuser Co.	5,442	118,962

		9,545,383

3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc., Class B	4,868	$242,152
Dairy Farm International Holdings Ltd.	7,600	68,888
Koninklijke Ahold Delhaize NV	1,582	39,965

		351,005

Food Products — 1.1%
Barry Callebaut AG (Registered)	101	157,627
Bunge Ltd.	6,576	351,422
Campbell Soup Co.	5,383	177,585
Chocoladefabriken Lindt & Spruengli AG	12	74,566
Conagra Brands, Inc.	14,544	310,660
Danone SA	7,157	504,444
General Mills, Inc.	13,418	522,497
Hershey Co. (The)	1,540	165,057
Hormel Foods Corp.	1,826	77,934
Ingredion, Inc.	881	80,523
JM Smucker Co. (The)	1,658	155,006
Kerry Group plc, Class A	183	18,121
Kikkoman Corp.	3,100	165,895
Kraft Heinz Co. (The)	324	13,945
Lamb Weston Holdings, Inc.	271	19,935
MEIJI Holdings Co. Ltd.	500	40,749
Nestle SA (Registered)	45,472	3,690,634
Saputo, Inc.	8,306	238,436
Toyo Suisan Kaisha Ltd.	300	10,447
Tyson Foods, Inc., Class A	8,367	446,798
Yamazaki Baking Co. Ltd.	5,900	123,559

		7,345,840

Gas Utilities — 0.1%
Hong Kong & China Gas Co. Ltd.	154,000	318,172
Tokyo Gas Co. Ltd.	9,000	227,629
UGI Corp.	1,351	72,076

		617,877

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories	5,041	364,616
Coloplast A/S, Class B	908	84,458
Hoya Corp.	9,700	584,910
Koninklijke Philips NV	9,214	323,038
Olympus Corp.	3,900	119,281
Siemens Healthineers AG(c)(d)	962	40,199
Terumo Corp.	1,200	67,686

		1,584,188

Health Care Providers & Services — 2.6%
Alfresa Holdings Corp.	4,900	124,899
AmerisourceBergen Corp.	4,978	370,363
Anthem, Inc.	2,721	714,616
Cardinal Health, Inc.	5,985	266,931
Centene Corp.(d)	2,155	248,472
CVS Health Corp.	26,865	1,760,195
DaVita, Inc.(d)	9,246	475,799
Fresenius SE & Co. KGaA	754	36,444
Halfmoon Parent, Inc.	12,459	2,366,269
HCA Healthcare, Inc.	12,605	1,568,692
Henry Schein, Inc.(d)	1,140	89,513
Humana, Inc.	5,420	1,552,722
Laboratory Corp. of America Holdings(d)	2,468	311,856
McKesson Corp.	4,041	446,409
Quest Diagnostics, Inc.	7,366	613,367

Security	Shares	Value

Health Care Providers & Services (continued)
Ryman Healthcare Ltd.	2,219	$16,014
Sonic Healthcare Ltd.	13,127	204,783
Suzuken Co. Ltd.	4,400	224,060
UnitedHealth Group, Inc.	19,323	4,813,746
Universal Health Services, Inc., Class B	4,017	468,222
WellCare Health Plans, Inc.(d)	525	123,947

		16,797,319

Health Care Technology — 0.0%
Cerner Corp.(d)	2,860	149,978

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill, Inc.(d)	1,652	713,317
Darden Restaurants, Inc.	7,080	707,009
Domino’s Pizza, Inc.	3,950	979,561
McDonald’s Corp.	22,286	3,957,325
Paddy Power Betfair plc	399	32,755
Star Group, Inc. (The)(d)	2,459	40,599
Starbucks Corp.	36,989	2,382,092
Yum! Brands, Inc.	18,695	1,718,444

		10,531,102

Household Durables — 0.2%
DR Horton, Inc.	6,521	226,018
NVR, Inc.(d)	136	331,430
PulteGroup, Inc.	15,212	395,360
Sony Corp.	8,500	409,782
Techtronic Industries Co. Ltd.	11,500	61,027

		1,423,617

Household Products — 1.3%
Church & Dwight Co., Inc.	8,215	540,218
Clorox Co. (The)	1,513	233,214
Colgate-Palmolive Co.	10,217	608,116
Essity AB, Class B	8,157	200,511
Henkel AG & Co. KGaA (Preference)	5,543	545,558
Kimberly-Clark Corp.	11,880	1,353,607
Lion Corp.	7,600	157,073
Pigeon Corp.	2,200	93,836
Procter & Gamble Co. (The)	36,592	3,363,537
Reckitt Benckiser Group plc	10,646	815,232
Unicharm Corp.	3,700	119,665

		8,030,567

Independent Power and Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd.	2,900	68,817
NRG Energy, Inc.	1,619	64,112

		132,929

Industrial Conglomerates — 0.3%
Jardine Matheson Holdings Ltd.	6,400	445,624
Jardine Strategic Holdings Ltd.	11,500	421,638
Keppel Corp. Ltd.	38,600	167,571
NWS Holdings Ltd.	36,000	73,921
Seibu Holdings, Inc.	600	10,436
Sembcorp Industries Ltd.	45,900	85,517
Siemens AG (Registered)	5,922	660,905
Toshiba Corp.(d)	10,300	290,840

		2,156,452

Insurance — 4.6%
Admiral Group plc	6,008	156,771
Aegon NV	89,974	421,406

4

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Ageas	37,340	$1,680,884
AIA Group Ltd.	166,400	1,382,254
Alleghany Corp.	58	36,152
Allianz SE (Registered)	9,714	1,952,080
Allstate Corp. (The)	14,536	1,201,110
American Financial Group, Inc.	806	72,967
American International Group, Inc.	23,593	929,800
Aon plc	5,056	734,940
Arch Capital Group Ltd.(d)	10,586	282,858
Arthur J Gallagher & Co.	1,944	143,273
Assurant, Inc.	722	64,576
Athene Holding Ltd., Class A(d)	14,199	565,546
Aviva plc	152,697	730,808
AXA SA	33,225	717,059
Brighthouse Financial, Inc.(d)	1,140	34,747
Cincinnati Financial Corp.	380	29,420
Dai-ichi Life Holdings, Inc.	22,700	352,523
Direct Line Insurance Group plc	58,761	238,860
Everest Re Group Ltd.	1,418	308,784
Fairfax Financial Holdings Ltd.	532	234,194
Hannover Rueck SE	2,708	364,958
Hartford Financial Services Group, Inc. (The)	17,027	756,850
Japan Post Holdings Co. Ltd.	15,000	173,190
Legal & General Group plc	214,138	630,930
Lincoln National Corp.	8,230	422,281
Loews Corp.	13,565	617,479
Manulife Financial Corp.	47,012	667,025
Mapfre SA	39,125	103,913
Marsh & McLennan Cos., Inc.	19,567	1,560,468
MetLife, Inc.	31,060	1,275,324
MS&AD Insurance Group Holdings, Inc.	18,100	514,498
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,226	267,389
NN Group NV	1,011	40,196
Principal Financial Group, Inc.	11,099	490,243
Progressive Corp. (The)	20,413	1,231,516
Prudential Financial, Inc.	3,679	300,022
Prudential plc	52,189	931,911
QBE Insurance Group Ltd.	118,377	842,917
Reinsurance Group of America, Inc.	669	93,814
RenaissanceRe Holdings Ltd.	1,255	167,793
Sompo Holdings, Inc.	10,600	360,083
Sony Financial Holdings, Inc.	4,100	76,410
Sun Life Financial, Inc.	25,141	834,043
Swiss Life Holding AG (Registered)(d)	39	15,053
Swiss Re AG	2,839	261,189
T&D Holdings, Inc.	11,200	129,556
Tokio Marine Holdings, Inc.	15,800	750,638
Torchmark Corp.	2,841	211,740
Travelers Cos., Inc. (The)	8,870	1,062,182
Unum Group	19,107	561,364
Willis Towers Watson plc	2,235	339,407
WR Berkley Corp.	1,023	75,610
Zurich Insurance Group AG(d)	2,564	764,300

		29,165,304

Interactive Media & Services — 1.4%(d)
Alphabet, Inc., Class A	2,444	2,553,882
Alphabet, Inc., Class C	3,370	3,490,006
Facebook, Inc., Class A	20,629	2,704,256
IAC/InterActiveCorp	294	53,814
TripAdvisor, Inc.	1,241	66,939

Security	Shares	Value

Interactive Media & Services (continued)
Twitter, Inc.	948	$27,245

		8,896,142

Internet & Direct Marketing Retail — 1.1%(d)
Amazon.com, Inc.	3,906	5,866,695
Booking Holdings, Inc.	413	711,360
eBay, Inc.	3,663	102,820
Wayfair, Inc., Class A	1,178	106,114

		6,786,989

IT Services — 1.4%
Automatic Data Processing, Inc.	7,890	1,034,537
Broadridge Financial Solutions, Inc.	3,166	304,727
Cognizant Technology Solutions Corp., Class A	1,218	77,319
Computershare Ltd.	54,162	656,404
Fidelity National Information Services, Inc.	8,324	853,626
Fiserv, Inc.(d)	12,012	882,762
FleetCor Technologies, Inc.(d)	340	63,145
Fujitsu Ltd.	8,500	529,857
International Business Machines Corp.	4,773	542,547
Jack Henry & Associates, Inc.	2,411	305,040
Leidos Holdings, Inc.	4,595	242,248
Mastercard, Inc., Class A	2,702	509,732
Otsuka Corp.	2,000	55,043
Paychex, Inc.	11,777	767,272
PayPal Holdings, Inc.(d)	9,355	786,662
Shopify, Inc., Class A(d)	1,184	163,732
Square, Inc., Class A(d)	243	13,630
Visa, Inc., Class A	8,307	1,096,026
Wirecard AG	792	119,396
Wix.com Ltd.(d)	457	41,285
Worldpay, Inc., Class A(d)	150	11,464

		9,056,454

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,683	315,915
Illumina, Inc.(d)	1,795	538,374
Lonza Group AG (Registered)(d)	163	42,373
Mettler-Toledo International, Inc.(d)	599	338,783
QIAGEN NV(d)	5,430	185,547
Thermo Fisher Scientific, Inc.	4,947	1,107,089
Waters Corp.(d)	1,701	320,894

		2,848,975

Machinery — 0.0%
ANDRITZ AG	1,770	81,289

Media — 0.5%
CBS Corp. (Non-Voting), Class B	9,272	405,372
Charter Communications, Inc., Class A(d)	1,512	430,875
Comcast Corp., Class A	48,078	1,637,056
I-CABLE Communications Ltd.(d)	12,579	189
Liberty Global plc, Class C(d)	13,077	269,909
Liberty Media Corp.-Liberty SiriusXM, Class C(d)	2,238	82,761
Modern Times Group MTG AB, Class B	52	1,723
News Corp., Class A	6,947	78,848
ProSiebenSat.1 Media SE	1,646	29,288
SES SA, FDR	1,887	36,129
Sirius XM Holdings, Inc.(f)	49,339	281,726

		3,253,876

Metals & Mining — 0.8%
Anglo American plc	19,325	432,120
ArcelorMittal	1,872	38,751
Barrick Gold Corp.	41,022	553,791

5

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
BlueScope Steel Ltd.	3,578	$27,601
First Quantum Minerals Ltd.	6,651	53,785
Freeport-McMoRan, Inc.	13,177	135,855
Glencore plc(d)	190,945	709,946
Kinross Gold Corp.(d)	358,977	1,156,972
Nucor Corp.	20,412	1,057,546
South32 Ltd.	72,233	171,829
Steel Dynamics, Inc.	20,599	618,794
thyssenkrupp AG	764	13,124
Turquoise Hill Resources Ltd.(d)	89,188	146,992

		5,117,106

Multi-Utilities — 0.6%
AGL Energy Ltd.	224,363	3,258,250
Ameren Corp.	753	49,118
Consolidated Edison, Inc.	145	11,087
Dominion Energy, Inc.	539	38,517
DTE Energy Co.	136	15,001
E.ON SE	13,711	135,346
Public Service Enterprise Group, Inc.	229	11,919

		3,519,238

Oil, Gas & Consumable Fuels — 3.8%
Anadarko Petroleum Corp.	9,030	395,875
BP plc	271,266	1,714,859
Cabot Oil & Gas Corp.	5,665	126,613
Canadian Natural Resources Ltd.	26,050	628,543
Chevron Corp.	20,087	2,185,265
ConocoPhillips	8,726	544,066
Devon Energy Corp.	16,613	374,457
Enbridge, Inc.	12,809	397,912
Eni SpA	55,992	884,517
EOG Resources, Inc.	1,687	147,123
Equinor ASA	16,943	359,397
Exxon Mobil Corp.	35,713	2,435,269
Galp Energia SGPS SA	100,159	1,577,087
Hess Corp.	1,062	43,011
HollyFrontier Corp.	2,265	115,787
Idemitsu Kosan Co. Ltd.	8,600	279,729
JXTG Holdings, Inc.	146,300	759,813
Marathon Oil Corp.	4,969	71,255
Marathon Petroleum Corp.	4,793	282,835
Matador Resources Co.(d)	939	14,583
Neste OYJ	6,594	510,525
Occidental Petroleum Corp.	9,239	567,090
Oil Search Ltd.	2,513	12,658
OMV AG	4,510	196,966
Phillips 66	3,492	300,836
Repsol SA	105,213	1,691,516
Royal Dutch Shell plc, Class A	84,427	2,484,927
Royal Dutch Shell plc, Class B	74,746	2,234,718
Showa Shell Sekiyu KK	43,100	597,114
Suncor Energy, Inc.	3,777	105,492
TOTAL SA	37,249	1,964,703
TransCanada Corp.	3,022	107,913
Valero Energy Corp.	3,998	299,730

		24,412,184

Paper & Forest Products — 0.1%
West Fraser Timber Co. Ltd.	7,082	349,846

Personal Products — 1.1%
Beiersdorf AG	4,536	473,116

Security	Shares	Value

Personal Products (continued)
Estee Lauder Cos., Inc. (The), Class A	8,970	$1,166,997
Kao Corp.	10,900	806,792
Kobayashi Pharmaceutical Co. Ltd.	800	54,253
Kose Corp.	1,800	282,740
L’Oreal SA	5,341	1,222,151
Pola Orbis Holdings, Inc.	12,000	323,378
Shiseido Co. Ltd.	9,400	588,703
Unilever NV, CVA	21,721	1,176,676
Unilever plc	14,395	755,778

		6,850,584

Pharmaceuticals — 4.4%
Allergan plc	4,299	574,604
Astellas Pharma, Inc.	78,000	996,577
AstraZeneca plc	13,601	1,015,260
Aurora Cannabis, Inc.(d)	3,061	15,202
Bausch Health Cos., Inc.(d)	10,156	187,840
Bayer AG (Registered)	10,011	696,253
Bristol-Myers Squibb Co.	24,434	1,270,079
Chugai Pharmaceutical Co. Ltd.	6,000	347,995
Daiichi Sankyo Co. Ltd.	11,900	380,630
Eisai Co. Ltd.	5,100	394,841
Eli Lilly & Co.	14,278	1,652,250
GlaxoSmithKline plc	56,669	1,079,999
H Lundbeck A/S	7,237	318,521
Hisamitsu Pharmaceutical Co., Inc.	1,000	55,203
Johnson & Johnson	27,544	3,554,553
Kyowa Hakko Kirin Co. Ltd.	5,700	107,708
Merck & Co., Inc.	33,703	2,575,246
Merck KGaA	5,719	588,672
Mitsubishi Tanabe Pharma Corp.	7,000	101,049
Mylan NV(d)	1,940	53,156
Nektar Therapeutics(d)	3,175	104,362
Novartis AG (Registered)	10,468	896,524
Novo Nordisk A/S, Class B	39,893	1,832,169
Ono Pharmaceutical Co. Ltd.	5,700	116,398
Orion OYJ, Class B	4,485	156,028
Otsuka Holdings Co. Ltd.	7,200	294,223
Pfizer, Inc.	67,385	2,941,355
Roche Holding AG	4,273	1,060,810
Sanofi	24,731	2,145,413
Santen Pharmaceutical Co. Ltd.	2,000	28,857
Shionogi & Co. Ltd.	13,100	747,689
Sumitomo Dainippon Pharma Co. Ltd.	8,500	271,068
Taisho Pharmaceutical Holdings Co. Ltd.	2,300	230,847
Takeda Pharmaceutical Co. Ltd.	13,600	460,965
Teva Pharmaceutical Industries Ltd., ADR	20,695	319,117
UCB SA	4,444	362,971
Zoetis, Inc.	4,216	360,637

		28,295,071

Professional Services — 0.7%
CoStar Group, Inc.(d)	952	321,148
Equifax, Inc.	5,576	519,293
Nielsen Holdings plc	12,933	301,727
Recruit Holdings Co. Ltd.	7,700	186,022
Robert Half International, Inc.	16,522	945,058
SGS SA (Registered)	203	456,958
TransUnion	9,772	555,049
Verisk Analytics, Inc.(d)	8,170	890,857

		4,176,112

6

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.2%
Aroundtown SA	8,117	$67,338
CapitaLand Ltd.	110,700	252,444
City Developments Ltd.	2,500	14,904
CK Asset Holdings Ltd.	4,500	32,925
Daito Trust Construction Co. Ltd.	1,200	164,284
Daiwa House Industry Co. Ltd.	9,900	315,794
Hongkong Land Holdings Ltd.	2,900	18,282
Mitsubishi Estate Co. Ltd.	6,600	103,841
Mitsui Fudosan Co. Ltd.	400	8,885
Sumitomo Realty & Development Co. Ltd.	1,800	65,896
Sun Hung Kai Properties Ltd.	7,000	99,901
Swiss Prime Site AG (Registered)	1,083	87,724

		1,232,218

Road & Rail — 0.1%
Canadian National Railway Co.	3,795	281,067
Canadian Pacific Railway Ltd.	229	40,634
Central Japan Railway Co.	600	126,592

		448,293

Semiconductors & Semiconductor Equipment — 0.6%
Broadcom, Inc.	1,457	370,486
Infineon Technologies AG	32,015	640,994
Intel Corp.	31,438	1,475,385
NVIDIA Corp.	1,221	163,004
NXP Semiconductors NV(d)	1,550	113,584
QUALCOMM, Inc.	4,707	267,875
Renesas Electronics Corp.(d)	11,100	50,415
Rohm Co. Ltd.	1,400	89,355
STMicroelectronics NV	26,187	371,164
SUMCO Corp.	9,300	103,574
Texas Instruments, Inc.	2,485	234,833
Tokyo Electron Ltd.	200	22,515

		3,903,184

Software — 1.4%
Adobe, Inc.(d)	524	118,550
BlackBerry Ltd.(d)	11,167	79,425
CDK Global, Inc.	7,332	351,056
Citrix Systems, Inc.(d)	1,622	166,190
Constellation Software, Inc.	817	522,959
Intuit, Inc.	5,007	985,628
Microsoft Corp.	47,235	4,797,659
Open Text Corp.	5,847	190,589
Oracle Corp.	12,749	575,617
SAP SE	7,393	733,753
Temenos AG (Registered)(d)	1,704	204,757
Trend Micro, Inc.	500	27,018

		8,753,201

Specialty Retail — 2.4%
Advance Auto Parts, Inc.	728	114,631
AutoZone, Inc.(d)	421	352,941
Best Buy Co., Inc.	6,929	366,960
Burlington Stores, Inc.(d)	5,353	870,773
Fast Retailing Co. Ltd.	100	51,074
Gap, Inc. (The)	28,596	736,633
Hennes & Mauritz AB, Class B	4,175	59,373
Home Depot, Inc. (The)	14,395	2,473,349

Security	Shares	Value

Specialty Retail (continued)
L Brands, Inc.	28,847	$740,502
Lowe’s Cos., Inc.	11,826	1,092,249
O’Reilly Automotive, Inc.(d)	1,497	515,462
Ross Stores, Inc.	18,314	1,523,725
Tiffany & Co.	16,220	1,305,872
TJX Cos., Inc. (The)	33,597	1,503,130
Tractor Supply Co.	19,040	1,588,698
Ulta Beauty, Inc.(d)	7,513	1,839,483

		15,134,855

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	57,769	9,112,482
Brother Industries Ltd.	8,300	122,851
Canon, Inc.	10,600	291,666
Dell Technologies, Inc., Class C(d)	4,753	232,287
FUJIFILM Holdings Corp.	15,600	604,727
Hewlett Packard Enterprise Co.	16,891	223,130
HP, Inc.	24,268	496,523
Konica Minolta, Inc.	16,600	149,424
NEC Corp.	4,500	133,803
NetApp, Inc.	10,248	611,498
Ricoh Co. Ltd.	21,000	205,210
Seagate Technology plc	20,710	799,199
Seiko Epson Corp.	16,900	236,037
Western Digital Corp.	7,266	268,624
Xerox Corp.	7,890	155,906

		13,643,367

Textiles, Apparel & Luxury Goods — 0.7%
adidas AG	3,521	735,851
Asics Corp.	16,300	207,020
Gildan Activewear, Inc.	31,468	955,196
HUGO BOSS AG	2,921	180,063
Kering SA	1,945	911,171
LVMH Moet Hennessy Louis Vuitton SE	4,534	1,327,446
NIKE, Inc., Class B	1,442	106,910
Pandora A/S	3,095	126,353
Puma SE	130	63,601

		4,613,611

Tobacco — 0.6%
Altria Group, Inc.	21,161	1,045,142
British American Tobacco plc	22,373	711,887
Japan Tobacco, Inc.	19,100	453,837
Philip Morris International, Inc.	14,450	964,682
Swedish Match AB	14,877	585,669

		3,761,217

Trading Companies & Distributors — 0.1%
Ashtead Group plc	5,999	125,135
Ferguson plc	4,320	276,040
Finning International, Inc.	14,849	258,868
Marubeni Corp.	21,900	153,662

		813,705

Transportation Infrastructure — 0.1%
Transurban Group(g)	100,424	824,233

Total Common Stocks — 56.2% (Cost: $377,480,700)		360,009,281

7

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value

Other Interests — 0.0%(b)(d)(h)(i)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD	300	$—

Total Other Interests — 0.0%			—

		Shares

Preferred Stocks — 0.3%

Automobiles — 0.2%
Bayerische Motoren Werke AG (Preference)		1,868	133,211
Porsche Automobil Holding SE (Preference)		3,777	222,134
Volkswagen AG (Preference)		1,708	272,350

			627,695

Chemicals — 0.0%
Fuchs Petrolub SE (Preference)		5,288	218,617

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)		519	64,593

Household Products — 0.1%
Henkel AG & Co. KGaA (Preference)		6,013	656,794

Total Preferred Stocks — 0.3% (Cost: $1,638,006)			1,567,699

Rights — 0.0%(d)

Oil, Gas & Consumable Fuels — 0.0%
Repsol SA		105,213	48,219

Total Rights — 0.0% (Cost: $48,154)			48,219

		Par (000)

U.S. Treasury Obligations — 22.2%
U.S. Treasury Bonds, 8.75%, 08/15/20	USD	35,371	38,806,909
U.S. Treasury Notes:
3.63%, 02/15/20		38,000	38,412,657
2.75%, 08/15/21		28,253	28,444,331
1.13%, 08/31/21		38,000	36,678,906

Security	Par (000)	Value

U.S. Treasury Obligations (continued)

Total U.S. Treasury Obligations — 22.2% (Cost: $143,215,556)		$142,342,803

Total Long-Term Investments — 78.7% (Cost: $522,541,923)		503,968,002

	Shares

Short-Term Securities — 2.5%(j)(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%	15,956,346	15,956,346
SL Liquidity Series, LLC, Money Market Series, 2.57%(k)	246,009	245,984

Total Short-Term Securities — 2.5% (Cost: $16,202,330)		16,202,330

Total Investments — 81.2% (Cost: $538,744,253)		520,170,332

Other Assets Less Liabilities — 18.8%		120,787,799

Net Assets — 100.0%		$640,958,131

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,432, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.

(f)	Security, or a portion of the security, is on loan.
(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Annualized 7-day yield as of period end.
(k)	Security was purchased with the cash collateral from loaned securities.

8

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

(l)

During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/2018	Value at 12/31/2018	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	20,008,118	(4,051,772)	15,956,346	$15,956,346	$181,138		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	246,009	246,009	245,984	1,116	(b)	(62)	—

				$16,202,330	$182,254		$(62)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Exchange Index	680	01/18/19	$75,998	$(3,084,931)
CAC 40 10 Euro Index	271	01/18/19	14,682	(490,316)
Euro-BTP	180	03/07/19	26,361	954,113
TOPIX Index	149	03/07/19	20,303	(1,231,294)
Australia 10 Year Bond	436	03/15/19	40,744	493,785
DAX Index	168	03/15/19	50,824	(1,751,560)
FTSE 100 Index	273	03/15/19	23,171	(507,521)
FTSE/MIB Index	282	03/15/19	29,412	(1,162,734)
S&P 500 E-Mini Index	531	03/15/19	66,513	(2,816,258)
Canada 10 Year Bond	1,793	03/20/19	179,628	4,088,805
U.S. Treasury 10 Year Note	154	03/20/19	18,790	239,141
SPI 200 Index	288	03/21/19	28,202	(258,949)

				(5,527,719)

Short Contracts
IBEX 35 Index	662	01/18/19	64,601	2,881,992
OMXS30 Index	1,394	01/18/19	22,150	1,166,267
Hang Seng Index	212	01/30/19	34,998	(235,993)
MSCI Singapore Index	3,042	01/30/19	76,265	(150,655)
Euro-Bund	84	03/07/19	15,740	(32,347)
S&P/TSX 60 Index	117	03/14/19	14,694	454,420
MSCI EAFE E-Mini Index	1,507	03/15/19	129,301	4,485,961
S&P 500 E-Mini Index	2,356	03/15/19	295,113	17,779,692
Long Gilt	395	03/27/19	62,012	(12,594)

				26,336,743

				$20,809,024

9

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	54,895,000	USD	14,065,903	Goldman Sachs International	03/20/19	$17,614
BRL	49,587,000	USD	12,617,557	JPMorgan Chase Bank NA	03/20/19	104,172
CHF	2,868,000	USD	2,925,525	Morgan Stanley & Co. International plc	03/20/19	13,465
EUR	24,251,000	USD	27,698,685	JPMorgan Chase Bank NA	03/20/19	266,249
EUR	26,813,660	USD	30,791,212	Morgan Stanley & Co. International plc	03/20/19	128,843
INR	2,313,732,000	USD	32,093,267	Barclays Bank plc	03/20/19	898,564
JPY	2,494,264,000	USD	22,245,085	Morgan Stanley & Co. International plc	03/20/19	652,728
KRW	7,858,254,000	USD	7,021,729	BNP Paribas SA	03/20/19	53,442
KRW	17,419,387,000	USD	15,490,784	JPMorgan Chase Bank NA	03/20/19	192,743
MXN	205,223,000	USD	9,964,942	Morgan Stanley & Co. International plc	03/20/19	354,347
MYR	117,361,000	USD	28,066,722	UBS AG	03/20/19	308,647
PLN	56,309,000	USD	14,993,647	Morgan Stanley & Co. International plc	03/20/19	79,749
THB	455,176,000	USD	13,928,274	Goldman Sachs International	03/20/19	79,950
USD	14,462,485	AUD	20,070,000	Morgan Stanley & Co. International plc	03/20/19	307,710
USD	65,690,667	CAD	87,354,400	Morgan Stanley & Co. International plc	03/20/19	1,590,028
USD	1,198,931	NOK	10,202,000	Morgan Stanley & Co. International plc	03/20/19	15,025
USD	917,220	NZD	1,334,000	Morgan Stanley & Co. International plc	03/20/19	20,636
USD	1,354,981	ZAR	19,376,000	Morgan Stanley & Co. International plc	03/20/19	20,558

						5,104,470

AUD	17,997,000	USD	12,981,146	JPMorgan Chase Bank NA	03/20/19	(288,397)
AUD	42,017,276	USD	30,415,609	Morgan Stanley & Co. International plc	03/20/19	(782,071)
CAD	31,808,000	USD	23,819,313	Morgan Stanley & Co. International plc	03/20/19	(478,609)
GBP	8,371,000	USD	10,724,461	Morgan Stanley & Co. International plc	03/20/19	(15,058)
NOK	4,703,000	USD	556,481	Morgan Stanley & Co. International plc	03/20/19	(10,715)
USD	565,888	BRL	2,209,000	Citibank NA	03/20/19	(839)
USD	25,941,336	CNY	179,174,000	BNP Paribas SA	03/20/19	(140,365)
USD	22,478,676	CNY	155,485,000	Citibank NA	03/20/19	(154,705)
USD	14,587,104	CNY	100,899,000	UBS AG	03/20/19	(100,393)
USD	1,368,461	CZK	30,946,000	Morgan Stanley & Co. International plc	03/20/19	(12,334)
USD	309,149	EUR	271,000	JPMorgan Chase Bank NA	03/20/19	(3,354)
USD	68,319,897	EUR	59,446,000	Morgan Stanley & Co. International plc	03/20/19	(229,997)
USD	14,135,260	INR	1,027,280,000	Citibank NA	03/20/19	(512,871)
USD	30,157,378	JPY	3,368,126,570	Morgan Stanley & Co. International plc	03/20/19	(762,656)
USD	12,019,575	MXN	245,803,000	Morgan Stanley & Co. International plc	03/20/19	(340,211)
USD	20,493,694	MYR	85,305,000	Barclays Bank plc	03/20/19	(131,223)
USD	27,392,153	PLN	103,462,000	Morgan Stanley & Co. International plc	03/20/19	(303,662)
USD	21,349,599	SEK	191,592,000	Morgan Stanley & Co. International plc	03/20/19	(400,883)
USD	2,797,709	SGD	3,828,000	Morgan Stanley & Co. International plc	03/20/19	(15,822)
USD	64,039,371	THB	2,095,066,000	Goldman Sachs International	03/20/19	(437,125)
USD	7,913,986	ZAR	115,010,000	Morgan Stanley & Co. International plc	03/20/19	(6,739)
ZAR	339,911,000	USD	23,656,686	Morgan Stanley & Co. International plc	03/20/19	(247,056)

						(5,375,085)

	Net Unrealized Depreciation					$(270,615)

10

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28 day MXIBTIIE	Monthly	8.75%	Monthly	03/20/19(a)	03/13/24	MXN	2,250,000	$713,264	$—	$713,264
28 day MXIBTIIE	Monthly	8.93%	Monthly	03/20/19(a)	03/13/24	MXN	1,357,000	916,203	—	916,203
28 day MXIBTIIE	Monthly	9.04%	Monthly	03/20/19(a)	03/13/24	MXN	807,000	726,541	—	726,541
28 day MXIBTIIE	Monthly	8.97%	Monthly	03/20/19(a)	03/13/24	MXN	927,000	711,256	—	711,256
28 day MXIBTIIE	Monthly	8.66%	Monthly	03/20/19(a)	03/13/24	MXN	572,708	70,200	—	70,200
3.04%	Semi-Annual	3 month LIBOR	Quarterly	03/20/19(a)	03/19/24	USD	76,000	(1,648,375)	(5,243)	(1,643,132)
3.10%	Semi-Annual	3 month LIBOR	Quarterly	03/20/19(a)	03/19/24	USD	98,000	(2,443,548)	—	(2,443,548)
6 month EURIBOR	Semi-Annual	0.59%	Annual	03/20/19(a)	03/20/24	EUR	154,000	3,074,561	14,661	3,059,900
6 month BBR	Semi-Annual	2.58%	Semi-Annual	03/20/19(a)	03/20/24	AUD	128,000	1,457,928	—	1,457,928
6 month BBR	Semi-Annual	2.61%	Semi-Annual	03/20/19(a)	03/20/24	AUD	194,500	2,388,518	—	2,388,518
6 month BBR	Semi-Annual	2.57%	Semi-Annual	03/20/19(a)	03/20/24	AUD	57,000	626,681	—	626,681
6 month EURIBOR	Semi-Annual	0.37%	Annual	03/20/19(a)	03/20/24	EUR	70,000	511,799	—	511,799
2.47%	Annual	6 month WIBOR	Semi-Annual	03/20/19(a)	03/20/24	PLN	370,500	(1,471,127)	—	(1,471,127)
6 month LIBOR	Semi-Annual	1.38%	Semi-Annual	03/20/19(a)	03/20/24	GBP	36,000	141,546	—	141,546
2.59%	Annual	6 month WIBOR	Semi-Annual	03/20/19(a)	03/20/24	PLN	246,000	(1,323,058)	—	(1,323,058)
2.48%	Annual	6 month WIBOR	Semi-Annual	03/20/19(a)	03/20/24	PLN	199,500	(817,107)	—	(817,107)
6 month LIBOR	Semi-Annual	1.52%	Semi-Annual	03/20/19(a)	03/20/24	GBP	80,000	977,765	—	977,765
6 month LIBOR	Semi-Annual	1.00%	Semi-Annual	03/20/19(a)	03/20/24	GBP	34,000	(660,768)	(592,399)	(68,369)
2.48%	Semi-Annual	3 month BA	Semi-Annual	03/20/19(a)	03/20/24	CAD	93,000	(595,658)	(9,842)	(585,816)
6 month EURIBOR	Semi-Annual	0.32%	Annual	03/20/19(a)	03/20/24	EUR	63,000	264,503	(20,383)	284,886
2.31%	Annual	6 month WIBOR	Semi-Annual	03/20/19(a)	03/20/24	PLN	179,000	(352,395)	—	(352,395)
6 month LIBOR	Semi-Annual	1.56%	Semi-Annual	03/20/19(a)	03/20/24	GBP	68,000	1,016,925	47,472	969,453
2.64%	Annual	6 month WIBOR	Semi-Annual	03/20/19(a)	03/20/24	PLN	245,000	(1,470,955)	—	(1,470,955)
3 month JIBAR	Quarterly	8.39%	Quarterly	03/20/19(a)	03/20/24	ZAR	2,642,000	4,943,604	—	4,943,604
3.04%	Semi-Annual	3 month LIBOR	Quarterly	03/20/19(a)	03/20/24	USD	47,000	(1,019,874)	7,570	(1,027,444)

								$6,738,429	$(558,164)	$7,296,593

(a) Forward Swap.

11

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month TWCPBA	Quarterly	1.09%	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	TWD	432,500	$147,162	$—	$147,162
3 month TWCPBA	Quarterly	1.02%	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	TWD	55,000	12,787	—	12,787
3 month TWCPBA	Quarterly	1.09%	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	TWD	655,000	228,087	—	228,087
3 month TWCPBA	Quarterly	1.11%	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	TWD	577,500	215,820	—	215,820
2.19%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	64,052,826	(1,166,192)	—	(1,166,192)
6 month THBFIX	Semi-Annual	2.37%	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	THB	1,373,680	865,559	—	865,559
3 month TWCPBA	Quarterly	1.09%	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	TWD	432,500	147,851	—	147,851
6.60%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	3,251,927	(660,996)	—	(660,996)
6.54%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	1,334,591	(223,256)	—	(223,256)
6.55%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	1,337,936	(227,827)	—	(227,827)
1.78%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	27,918,975	(14,133)	—	(14,133)
2.12%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	42,806,390	(646,995)	—	(646,995)
2.03%	Quarterly	3 month CD_KSDA	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	KRW	31,807,419	(351,870)	—	(351,870)
3.46%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	03/20/19	(a)	03/20/24	CNY	232,830	(899,341)	—	(899,341)
7.57%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	5,463,000	(4,281,631)	—	(4,281,631)
7.63%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	867,100	(708,687)	—	(708,687)
7.64%	Semi-Annual	1 day MIBOR	Semi-Annual	Bank of America NA	03/20/19	(a)	03/20/24	INR	2,467,900	(2,037,737)	—	(2,037,737)
1.78%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	27,918,975	(20,086)	—	(20,086)
2.18%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	30,142,506	(532,726)	—	(532,726)
3 month TWCPBA	Quarterly	0.98%	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	TWD	1,051,000	181,811	—	181,811
3 month KLIBOR	Quarterly	3.95%	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	MYR	43,280	88,465	—	88,465
2.14%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	42,799,970	(674,281)	—	(674,281)
6 month THBFIX	Semi-Annual	2.36%	Semi-Annual	BNP Paribas SA	03/20/19	(a)	03/20/24	THB	953,726	581,523	—	581,523
2.12%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	42,804,250	(650,615)	—	(650,615)
1.79%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	25,904,200	(29,133)	—	(29,133)
2.20%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	64,382,668	(1,181,809)	—	(1,181,809)
2.03%	Quarterly	3 month CD_KSDA	Quarterly	BNP Paribas SA	03/20/19	(a)	03/20/24	KRW	63,621,200	(709,239)	—	(709,239)

12

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month THBFIX	Semi-Annual	2.36%	Semi-Annual	BNP Paribas SA	03/20/19	(a)	03/20/24	THB	1,617,000	$1,002,411	$—	$1,002,411
6.59%	Semi-Annual	1 day MIBOR	Semi-Annual	Citibank NA	03/20/19	(a)	03/20/24	INR	1,314,291	(261,236)	—	(261,236)
7.02%	Semi-Annual	1 day MIBOR	Semi-Annual	Citibank NA	03/20/19	(a)	03/20/24	INR	1,000	(456)	—	(456)
3 month KLIBOR	Quarterly	3.98%	Quarterly	Citibank NA	03/20/19	(a)	03/20/24	MYR	264,942	636,089	—	636,089
1.79%	Quarterly	3 month CD_KSDA	Quarterly	Deutsche Bank AG	03/20/19	(a)	03/20/24	KRW	22,807,050	(23,704)	—	(23,704)
6.66%	Semi-Annual	1 day MIBOR	Semi-Annual	Deutsche Bank AG	03/20/19	(a)	03/20/24	INR	2,973,470	(715,834)	—	(715,834)
7.29%	Semi-Annual	1 day MIBOR	Semi-Annual	Deutsche Bank AG	03/20/19	(a)	03/20/24	INR	1,995,840	(1,224,587)	—	(1,224,587)
6 month THBFIX	Semi-Annual	2.33%	Semi-Annual	Goldman Sachs International	03/20/19	(a)	03/20/24	THB	690,508	394,914	—	394,914
1.97%	Quarterly	3 month CD_KSDA	Quarterly	Goldman Sachs International	03/20/19	(a)	03/20/24	KRW	59,540,264	(526,612)	—	(526,612)
2.05%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank USA NA	03/20/19	(a)	03/20/24	KRW	42,259,314	(508,050)	—	(508,050)
6 month THBFIX	Semi-Annual	1.92%	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	THB	128,500	(2,673)	—	(2,673)
6 month THBFIX	Semi-Annual	2.37%	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	THB	773,578	481,807	—	481,807
3 month TWCPBA	Quarterly	1.07%	Quarterly	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	TWD	601,000	192,528	—	192,528
7.29%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	INR	1,700,160	(1,045,714)	—	(1,045,714)
1.79%	Quarterly	3 month CD_KSDA	Quarterly	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	KRW	48,107,800	(55,130)	—	(55,130)
6.59%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	INR	1,314,291	(255,325)	—	(255,325)
6.55%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	INR	1,354,118	(230,582)	—	(230,582)
1.97%	Quarterly	3 month CD_KSDA	Quarterly	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	KRW	17,125,000	(151,099)	—	(151,099)
6.59%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	INR	2,903,506	(564,058)	—	(564,058)
6.57%	Semi-Annual	1 day MIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	INR	1,706,871	(311,120)	—	(311,120)
3 month TWCPBA	Quarterly	1.11%	Quarterly	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	TWD	577,500	219,499	—	219,499
6 month THBFIX	Semi-Annual	1.97%	Semi-Annual	JPMorgan Chase Bank NA	03/20/19	(a)	03/20/24	THB	742,500	35,892	—	35,892
3.46%	Quarterly	1 week CNREPOFI	Quarterly	Morgan Stanley & Co. International plc	03/20/19	(a)	03/20/24	CNY	165,170	(637,994)	—	(637,994)

										$(16,098,523)	$—	$(16,098,523)

(a)	Forward Swap.

13

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid / (Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future January 2019	TWD	290,796,879	Merrill Lynch International & Co.	01/16/19	TWD	290,797	$(145,625)	$—	$(145,625)
Taiwan Capitalization Weighted Stock Index Future January 2019	TWD	701,449,229	Merrill Lynch International & Co.	01/16/19	TWD	701,449	(351,271)	—	(351,271)
Taiwan Capitalization Weighted Stock Index Future January 2019	TWD	471,562,507	Merrill Lynch International & Co.	01/16/19	TWD	471,563	(236,149)	—	(236,149)
KOSPI 200 Index Futures March 2019	KRW	10,693,490,400	Merrill Lynch International & Co.	03/14/19	KRW	10,693,490	(14,039)	—	(14,039)

							$(747,084)	$—	$(747,084)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day MIBOR	Mumbai Interbank Offered Rate	6.65%
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.55%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.41%
3 month BA	3 month Canadian Bankers Acceptances	2.24%
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.89%
3 month JIBAR	Johannesburg Interbank Average Rate	7.15%
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.65%
3 month LIBOR	London Interbank Offered Rate	2.81%
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.67%
6 month BBR	Australian Bank Bill Rate	2.22%
6 month EURIBOR	Euro Interbank Offered Rate	(0.24%)
6 month THBFIX	6 month Thai Baht Interest Rate Fixing	1.74%
6 month WIBOR	Warsaw Interbank Offered Rate	1.79%

14

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipt

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

CDI	Crest Depository Interests

CDO	Collateralized Debt Obligation

CVA	Certification Van Aandelon (Dutch Certificate)

CNREPOFI	7 Day China Fixing Repo Rates

EURIBOR	Euro Interbank Offered Rate

FDR	Fiduciary Depositary Receipt

JIBAR	Johannesburg Interbank Agreed Rate

KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MIBOR	Moscow Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-The-Counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

THBFIX	Thai Baht Interest Rate Fixing

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

15

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$4,287,690	$1,064,015	$—	$5,351,705
Air Freight & Logistics	2,383,573	—	—	2,383,573
Airlines	2,546,772	755,281	—	3,302,053
Auto Components	—	287,744	—	287,744
Automobiles	—	3,706,751	—	3,706,751
Banks	12,729,518	15,198,371	—	27,927,889
Beverages	2,039,191	3,144,343	—	5,183,534
Biotechnology	9,162,827	1,925,422	—	11,088,249
Capital Markets	5,219,502	1,491,702	—	6,711,204
Chemicals	11,874,826	10,708,441	—	22,583,267
Commercial Services & Supplies	1,937,565	218,935	—	2,156,500
Communications Equipment	—	990,311	—	990,311
Construction & Engineering	22,046	882,377	—	904,423
Construction Materials	12,211	1,550,421	—	1,562,632
Consumer Finance	3,372,199	—	—	3,372,199
Containers & Packaging	2,340,404	682,334	—	3,022,738
Diversified Consumer Services	58,021	—	—	58,021
Diversified Financial Services	3,068,033	2,134,128	—	5,202,161
Electric Utilities	2,067,724	1,075,766	6,432	3,149,922
Electronic Equipment, Instruments & Components	1,538,704	1,159,994	—	2,698,698
Energy Equipment & Services	231,379	83,800	—	315,179

16

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Tactical Opportunities Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Entertainment	$3,234,786	$212,431	$—	$3,447,217
Equity Real Estate Investment Trusts (REITs)	8,587,784	957,599	—	9,545,383
Food & Staples Retailing	242,152	108,853	—	351,005
Food Products	2,559,798	4,786,042	—	7,345,840
Gas Utilities	72,076	545,801	—	617,877
Health Care Equipment & Supplies	364,616	1,219,572	—	1,584,188
Health Care Providers & Services	16,191,119	606,200	—	16,797,319
Health Care Technology	149,978	—	—	149,978
Hotels, Restaurants & Leisure	10,531,102	—	—	10,531,102
Household Durables	952,808	470,809	—	1,423,617
Household Products	6,098,692	1,931,875	—	8,030,567
Independent Power and Renewable Electricity Producers	64,112	68,817	—	132,929
Industrial Conglomerates	—	2,156,452	—	2,156,452
Insurance	15,305,528	13,859,776	—	29,165,304
Interactive Media & Services	8,896,142	—	—	8,896,142
Internet & Direct Marketing Retail	6,786,989	—	—	6,786,989
IT Services	7,695,754	1,360,700	—	9,056,454
Life Sciences Tools & Services	2,621,055	227,920	—	2,848,975
Machinery	—	81,289	—	81,289
Media	3,186,547	67,329	—	3,253,876
Metals & Mining	3,723,735	1,393,371	—	5,117,106
Multi-Utilities	125,642	3,393,596	—	3,519,238
Oil, Gas & Consumable Fuels	9,143,655	15,268,529	—	24,412,184
Paper & Forest Products	349,846	—	—	349,846
Personal Products	1,166,997	5,683,587	—	6,850,584
Pharmaceuticals	13,608,401	14,686,670	—	28,295,071
Professional Services	3,533,132	642,980	—	4,176,112
Real Estate Management & Development	—	1,232,218	—	1,232,218
Road & Rail	321,701	126,592	—	448,293
Semiconductors & Semiconductor Equipment	2,625,167	1,278,017	—	3,903,184
Software	7,787,673	965,528	—	8,753,201
Specialty Retail	15,024,408	110,447	—	15,134,855
Technology Hardware, Storage & Peripherals	11,899,649	1,743,718	—	13,643,367
Textiles, Apparel & Luxury Goods	1,125,707	3,487,904	—	4,613,611
Tobacco	2,009,824	1,751,393	—	3,761,217
Trading Companies & Distributors	258,868	554,837	—	813,705
Transportation Infrastructure	—	824,233	—	824,233
Preferred Securities(a)	—	1,567,699	—	1,567,699
Rights(a)	48,219	—	—	48,219
U.S. Treasury Obligations	—	142,342,803	—	142,342,803
Short-Term Securities	15,956,346	—	—	15,956,346

Subtotal	$247,142,193	$272,775,723	$6,432	$519,924,348

Investments valued at NAV(b)				245,984

Total Investments				$520,170,332

Derivative Financial Instruments(c)
Assets:
Equity contracts	$26,768,332	$—	$—	$26,768,332
Foreign currency exchange contracts	—	5,104,470	—	5,104,470
Interest rate contracts	5,775,844	23,931,749	—	29,707,593
Liabilities:
Equity contracts	(11,690,211)	(747,084)	—	(12,437,295)
Foreign currency exchange contracts	—	(5,375,085)	—	(5,375,085)
Interest rate contracts	(44,941)	(32,733,679)	—	(32,778,620)

	$20,809,024	$(9,819,629)	$—	$10,989,395

(a)	See above Schedule of Investments for values in each security type.
(b)	As of December 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended December 31, 2018, there were no transfers between levels.

17

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	February 22, 2019